WOMEN'S EQUITY MUTUAL FUND
================================================================================

                               SEMI-ANNUAL REPORT



                                     [LOGO]





================================================================================
                            For the Six Months Ended
                               September 30, 2000

                           WOMEN'S EQUITY MUTUAL FUND

October 15, 2000

Dear Shareholders:

Women's Equity Mutual Fund is now seven years old. We continue to evaluate our strategies and objectives to make sure our goals remain valid in this changing world. We believe that raising the social and economic status of women in the workplace is an important step in enabling women to play a vital role in solving world problems. By monitoring corporate responsibility, and through social activism, we try to influence corporations to improve their policies toward women. Recent political events in Yugoslavia have shown that activism can work, even in an international arena. Dire problems in the Middle East also remind us that conflict cannot be resolved through force and more bloodshed. We have to believe that hope and persistence will overcome pessimism, passivity and hate.

As of September 30, 2000 the Fund's average total returns are as follows:

                               One         Three        Five     From Inception
                               Year        Years        Years       10/1/93
                               ----        -----        -----       -------
Women's Equity
Mutual Fund(1)                12.66%       14.54%       16.76%       13.82%

With rising oil prices, weaker European currencies and disappointing earnings reports, the stock market will likely continue to see considerable volatility over the next few months. The most significant price corrections have been in those stocks, primarily in the technology sector, with very high price/earnings ratios. The expectation of future earnings growth implied by these ratios is clearly unsustainable. However, economic fundamentals on the whole are still quite positive, with low inflation and steady growth in most sectors. Unless world events cause further instability, our market outlook for the next few months is optimistic.


(1) Past performance is not a guarantee of future returns. Share price and returns fluctuate and investors may have a gain or loss when shares are redeemed.

The Women's Equity Mutual Fund performance for the six months ended September 30, 2000 has benefited from a focus on those stocks with reasonable valuations, and thus less susceptible to earnings disappointments. In addition, unusual and extreme disparities in market valuations have allowed our managers to select many stocks with strong growth prospects. We continue to be overweighted relative to the broad market in healthcare and financial stocks, and underweighted in the energy, basic materials, and technology sectors. While market volatility is still a concern, there are no signs yet which would lead us to significantly restructure the portfolio.

As always, we appreciate your investment in the Women's Equity Mutual Fund and welcome your comments and suggestions.

Sincerely yours,

/s/ Linda C.Y. Pei

Linda C.Y. Pei
President

                           WOMEN'S EQUITY MUTUAL FUND

SCHEDULE OF INVESTMENTS at September 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------

          COMMON STOCKS: 98.1%
          Computers - Services: 1.7%
  4,000   Affiliated Computer Services, Inc.*                      $    199,500
                                                                   ------------

          Consumer Products and Services: 5.6%
  6,000   Avon Products, Inc.                                           245,250
  2,500   Colgate-Palmolive Co.                                         118,000
  9,375   Dollar General Corp.                                          157,031
  4,000   Gillette Co.                                                  123,500
                                                                   ------------
                                                                        643,781
                                                                   ------------
          Durable Goods: 1.7%
  4,000   Harley-Davidson, Inc.                                         191,500
                                                                   ------------
          Electronic Measuring Instruments: 0.6%
  1,524   Agilent Technologies, Inc.*                                    74,581
    724   Agilent Technologies,* Inc. - Rights                                0
                                                                   ------------
                                                                         74,581
                                                                   ------------
          Financial Services: 16.5%
  3,750   American International Group, Inc.                            358,828
  4,000   Bank of America Corp.                                         209,500
  3,000   Charles Schwab Corp.                                          106,500
  3,800   Federal National Mortgage Association                         271,700
 10,000   Fleet Boston Corp.                                            390,000
  7,000   MBNA Corp.                                                    269,500
  1,400   Wachovia Corp.                                                 79,362
  5,000   Wells Fargo & Co.                                             229,687
                                                                   ------------
                                                                      1,915,077
                                                                   ------------
          Food - Wholesale: 1.8%
  4,500   Sysco Corp.                                                   208,406
                                                                   ------------
          Healthcare: 17.9%
  6,600   Biomet, Inc.*                                                 231,000
  3,000   Cardinal Health, Inc.                                         264,562
  2,000   Guidant Corp.*                                                141,375
  4,500   Johnson & Johnson, Inc.                                       422,719
  5,800   Medtronic, Inc.                                               300,512
  4,500   Merck & Co., Inc.                                             334,969
  4,500   Schering-Plough Corp.                                         209,250
  4,000   Stryker Corp.                                                 171,750
                                                                   ------------
                                                                      2,076,137
                                                                   ------------
          Home Furnishings: 3.1%
  7,000   Herman Miller, Inc.                                           224,437
  8,500   Leggett & Platt, Inc.                                         134,406
                                                                   ------------
                                                                        358,843
                                                                   ------------
          Industrials: 1.2%
  3,800   Praxair, Inc.                                                 142,025
                                                                   ------------
          Instruments - Scientific: 1.4%
  1,800   Waters Corp.*                                                 160,200
                                                                   ------------
          Investment Management: 1.4%
  3,500   T. Rowe Price Associates, Inc.                                164,281
                                                                   ------------
          Oil & Gas Producers: 3.2%
  7,000   BP Amoco PLC, ADR                                             371,001
                                                                   ------------
          Producer Products: 4.7%
  6,000   Illinois Tool Works, Inc.                                     335,250
  6,000   Teleflex, Inc.                                                206,250
                                                                   ------------
                                                                        541,500
                                                                   ------------
          Publishing - Newspapers: 1.2%
  4,000   McClatchy Co.                                                 140,750
                                                                   ------------
          Retail: 6.0%
  8,500   BJ's Wholesale Club, Inc.*                                    290,062
  5,000   Costco Wholesale Corp.*                                       174,688
  1,500   Home Depot, Inc.                                               79,594
  7,000   TJX Companies, Inc.                                           157,500
                                                                   ------------
                                                                        701,844
                                                                   ------------
          Technology: 18.1%
  2,600   Applied Materials, Inc.*                                      154,213
  2,600   Automatic Data Processing, Inc.                               173,875
  5,400   Cisco Systems, Inc.*                                          298,350
  1,700   Hewlett-Packard Co.                                           164,900
  5,900   Intel Corp.*                                                  245,588
  1,500   International Business Machines Corp.                         168,750
  4,500   Microsoft Corp.*                                              271,125
  2,300   Oracle Corp.*                                                 181,125
  1,800   Sanmina Corp.*                                                168,525
  1,500   Sun Microsystems, Inc.*                                       175,125
  2,000   Texas Instruments, Inc.                                        94,375
                                                                   ------------
                                                                      2,095,951
                                                                   ------------

                           WOMEN'S EQUITY MUTUAL FUND

--------------------------------------------------------------------------------
 Shares                                                                 Value
--------------------------------------------------------------------------------

          Telecommunications: 5.1%
  2,345   ALLTEL Corp.                                             $    122,380
  4,200   BellSouth Corp.                                               169,050
  3,500   CenturyTel, Inc.                                               95,375
  4,000   SBC Communications, Inc.                                      200,000
                                                                   ------------
                                                                        586,805
                                                                   ------------
          Telecommunications - Equipment: 1.3%
  5,000   Lucent Technologies, Inc.                                     152,813
                                                                   ------------
          Telecommunications - Long Distance: 2.5%
  6,500   AT&T Corp.                                                    190,938
  3,400   MCI WorldCom, Inc.*                                           103,275
                                                                   ------------
                                                                        294,213
                                                                   ------------
          Transportation: 1.9%
  9,000   Southwest Airlines Co.                                        218,250
                                                                   ------------
          Wireless Equipment: 1.2%
  3,500   Nokia Corp., ADR                                              139,344
                                                                   ------------
          TOTAL COMMON STOCKS
          (cost $8,046,001)                                          11,376,802
                                                                   ------------
Principal
 Amount                                                                Value
--------------------------------------------------------------------------------

          SHORT-TERM INVESTMENT: 1.9%
          Money Market Investment: 1.9%
$226,103  Firstar Stellar Treasury Fund
           (cost $226,103)                                         $    226,103
                                                                   ------------
          TOTAL INVESTMENTS IN SECURITIES
           (cost $8,272,104+): 100.0%                                11,602,905
                                                                   ------------
           Liabilities in excess of
            Other Assets: (0.0)%                                         (3,897)
                                                                   ------------

          NET ASSETS: 100.0%                                       $ 11,599,008
                                                                   ============

*    Non-income producing security.

+ At September 30, 2000, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

          Gross unrealized appreciation                            $  3,834,336
          Gross unrealized depreciation                                (503,535)
                                                                   ------------
              Net unrealized appreciation                          $  3,330,801
                                                                   ============

See accompanying Notes to Financial Statements.

                           WOMEN'S EQUITY MUTUAL FUND


STATEMENT OF ASSETS AND LIABILITIES at September 30, 2000 (Unaudited)

ASSETS
  Investments in securities, at value (cost $8,272,104 )           $ 11,602,905
  Receivables:
    Dividends and interest                                               10,639
    Fund shares sold                                                      1,175
    Prepaid expenses                                                      7,975
                                                                   ------------
      Total assets                                                   11,622,694
                                                                   ------------
LIABILITIES
  Payables:
    Distribution fees                                                     7,360
    Administration fees                                                   2,384
    Due to Advisor                                                        1,391
  Accrued expenses                                                       12,551
                                                                   ------------
      Total liabilities                                                  23,686
                                                                   ------------
NET ASSETS                                                         $ 11,599,008
                                                                   ============
 Net asset value, offering and redemption price
  per share ($11,599,008/566,504
  shares outstanding; unlimited number
  of shares authorized without par value)                          $      20.47
                                                                   ============

COMPONENTS OF NET ASSETS
  Paid-in capital                                                  $  7,722,377
  Accumulated net investment loss                                       (28,677)
  Accumulated net realized gain on investments                          574,507
  Net unrealized appreciation on investments                          3,330,801
                                                                   ------------
      Net assets                                                   $ 11,599,008
                                                                   ============

See accompanying Notes to Financial Statements.

                           WOMEN'S EQUITY MUTUAL FUND

STATEMENT OF OPERATIONS For the Six Months Ended September 30, 2000 (Unaudited)


INVESTMENT INCOME
  Income
    Dividends ....................................................    $  56,050
    Interest .....................................................        4,960
                                                                      ---------
      Total income ...............................................       61,010
                                                                      ---------
Expenses
  Advisory fees ..................................................       58,067
  Administration fees ............................................       14,959
  Distribution fees ..............................................       14,517
  Transfer agent fees ............................................       11,009
  Fund accounting fees ...........................................       10,139
  Audit fees .....................................................        8,819
  Custody fees ...................................................        5,972
  Registration expense ...........................................        5,971
  Reports to shareholders ........................................        2,841
  Legal fees .....................................................        2,635
  Trustee fees ...................................................        2,375
  Miscellaneous ..................................................        1,106
                                                                      ---------
      Total expenses .............................................      138,410
                                                                      ---------
      Less: fees waived ..........................................      (51,309)
                                                                      ---------
      Net expenses ...............................................       87,101
                                                                      ---------
          Net investment loss ....................................      (26,091)
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ...............................      415,349
  Net unrealized depreciation on investments .....................     (558,380)
                                                                      ---------
      Net realized and unrealized loss on investments.............     (143,031)
                                                                      ---------
          Net decrease in net assets resulting from operations....    $(169,122)
                                                                      =========

See accompanying Notes to Financial Statements.

                           WOMEN'S EQUITY MUTUAL FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                Six Months Ended       Year Ended
                                                              September 30, 2000#    March 31, 2000
                                                              -------------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss .......................................   $    (26,091)         $    (48,909)
  Net realized gain on investments ..........................        415,349               343,492
  Net unrealized appreciation (depreciation)
   on investments............................................       (558,380)              710,174
                                                                ------------          ------------
      Net increase (decrease) in net assets
        resulting from operations............................       (169,122)            1,004,757
                                                                ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gain ....................................             --              (519,847)
                                                                ------------          ------------
CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets derived
   from net change in outstanding shares (a) ................        (40,213)            1,567,045
                                                                ------------          ------------
      Total increase (decrease) in net assets................       (209,335)            2,051,955

NET ASSETS
  Beginning of period .......................................     11,808,343             9,756,388
                                                                ------------          ------------
  End of period .............................................   $ 11,599,008          $ 11,808,343
                                                                ============          ============

(a)  A summary of capital share transactions is as follows

                                   Six Months Ended           Year Ended
                                 September 30, 2000#        March 31, 2000
                                 ------------------       -------------------
                                 Shares       Value       Shares        Value
                                 ------       -----       ------        -----
Shares sold                      32,164    $ 662,931     122,816    $ 2,487,943
Shares issued in reinvestment
  of distributions                   --           --      25,444        499,980
Shares redeemed                 (34,361)    (703,144)    (70,745)    (1,420,878)
                                 ------    ---------      ------    -----------
Net increase (decrease)          (2,197)   $ (40,213)     77,515    $ 1,567,045
                                 ======    =========      ======    ===========

#    Unaudited.

See accompanying Notes to Financial Statements.

                           WOMEN'S EQUITY MUTUAL FUND

FINANCIAL HIGHLIGHTS For a capital share of outstanding throughout each period (Unaudited)

                                                 Six Months Ended                 Year Ended March 31,
                                                   September 30,   ---------------------------------------------------
                                                       2000#        2000       1999        1998       1997       1996
                                                      -------      -------    -------    -------    -------    -------
Net asset value, beginning
  of period .......................................   $ 20.76      $ 19.86    $ 18.07    $ 12.10    $ 11.22    $  9.93
                                                      -------      -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income (loss) ....................     (0.05)       (0.09)     (0.06)     (0.04)     (0.01)      0.01
  Net realized and unrealized gain
   (loss) on investments ..........................     (0.24)        1.94       2.65       6.16       0.90       1.59
                                                      -------      -------    -------    -------    -------    -------
Total from investment
  operations ......................................     (0.29)        1.85       2.59       6.12       0.89       1.60
                                                      -------      -------    -------    -------    -------    -------
Less distributions:
  From net investment income ......................        --           --         --         --      (0.01)     (0.31)
                                                      -------      -------    -------    -------    -------    -------
  From net realized gain ..........................        --        (0.95)     (0.80)     (0.15)        --         --
                                                      -------      -------    -------    -------    -------    -------
Total distributions ...............................        --        (0.95)     (0.80)     (0.15)     (0.01)     (0.31)
Net asset value, end of period ....................   $ 20.47      $ 20.76    $ 19.86    $ 18.07    $ 12.10    $ 11.22
                                                      =======      =======    =======    =======    =======    =======

Total return ......................................     (1.40)%++     9.60%     14.76%     50.77%      7.92%     16.17%

Ratios/supplemental data:
  Net assets, end of period (millions) ............   $  11.6      $  11.8    $   9.8    $   7.0    $   4.4    $   3.3

Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed ........      2.38%+       2.47%      2.70%      3.12%      4.09%      4.75%
  After fees waived and expenses absorbed .........      1.50%+       1.50%      1.50%      1.50%      1.50%      1.50%

Ratio of net investment income (loss)
 to average net assets:
  Before fees waived and expenses absorbed ........     (1.33)%+     (1.42)%    (1.60)%    (1.88)%    (2.64)%    (1.97)%
  After fees waived and expenses absorbed .........     (0.45)%+     (0.45)%     0.40%     (0.26)%    (0.05)%     1.28%

Portfolio turnover rate ...........................      7.24%       19.32%     16.36%     27.21%     51.13%    120.64%

+  Annualized.
++ Not annualized
#  Unaudited.

See accompanying Notes to Financial Statements.

                           WOMEN'S EQUITY MUTUAL FUND


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     The Women's Equity Mutual Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Fund began operations on October 1, 1993.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. Investments in securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no income tax provision is required.

     C. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     E. Reclassification of Capital Accounts. The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. Women's Equity Mutual Fund

                           WOMEN'S EQUITY MUTUAL FUND

          For the year ended March 31, 2000, the Fund decreased paid-in capital by $48,232 due to the Fund experiencing a net investment loss during the year. Net realized loss and net assets were not affected by this change.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     For  the  six  months  ended  September  30,  2000,  Pro-Conscience  Funds,
Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, certain administrative services, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended September 30, 2000, the Fund incurred $58,067 in advisory fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund's total expenses to not more than 1.50% of average daily net assets. Any fee withheld and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. For the six months ended September 30, 2000, the Advisor waived fees of $51,309. Walden Asset Management, a Division of United States Trust Company of Boston, (the "Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Under $15 million                 $30,000
$15 to $50 million                0.20% of average daily net assets
$50 to $100 million               0.15% of average daily net assets
$100 to $150 million              0.10% of average daily net assets
Over $150 million                 0.05% of average daily net assets

                           WOMEN'S EQUITY MUTUAL FUND

     For the six months ended September 30, 2000, the Fund incurred $14,959 in Administration fees.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended September 30, 2000, the Fund paid fees of $14,517 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended September 30, 2000 were $831,497 and $1,079,916, respectively.

================================================================================

                                     Advisor
                           PRO-CONSCIENCE FUNDS, INC.
                          625 Market Street, 16th Floor
                         San Francisco, California 94105
                                 (415) 547-9135
                                 (888) 552-9363

                                       *

                                   Distributor
                          FIRST FUND DISTRIBUTORS, INC.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018

                                        *

                                    Custodian
                     FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                        *

                                 Transfer Agent
                          AMERICAN DATA SERVICES, INC.
                                  P.O. Box 5536
                            Hauppauge, New York 11788
                                 (800) 282-2340

                                        *

                                    Auditors
                              TAIT, WELLER & BAKER
                            8 Penn Center, Suite 800
                        Philadelphia, Pennsylvania 19101

                                        *

                                  Legal Counsel
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                        345 California Street, 29th Floor
                        San Francisco, California 94104

================================================================================

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.